Purchases and other expenses - Provisions for litigation - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Total provision for litigation	€ 643	€ 572	€ 779	€ 537
o/w non-current provision	45	67	53
o/w current provision	€ 598	€ 505	€ 726